Securities - Summary of Amortized Cost and Estimated Fair Value of Securities Available-for-Sale and Securities Held-to-Maturity (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	$ 1,099,237	$ 1,177,060	$ 714,727
Securities available-for-sale, Gross Unrealized Gains	6,679	4,802	9,425
Securities available-for-sale, Gross Unrealized Losses	25,981	42,515	3,342
Securities available-for-sale, Estimated Fair Value	1,079,935	1,139,347	720,810
Securities held-to-maturity, Amortized Cost	425	425	550
Securities held-to-maturity, Estimated Fair Value	456	463	594
U.S. Treasury Securities
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	100,656	100,736
Securities available-for-sale, Gross Unrealized Losses	3,058	3,951
Securities available-for-sale, Estimated Fair Value	97,598	96,785
Obligations of U.S. Government Agencies
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	87,786	97,340	89,983
Securities available-for-sale, Gross Unrealized Gains	689	508	919
Securities available-for-sale, Gross Unrealized Losses	125	320	109
Securities available-for-sale, Estimated Fair Value	88,350	97,528	90,793
Residential Pass-through | Guaranteed by GNMA
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	119,774	152,918	278,560
Securities available-for-sale, Gross Unrealized Gains	1,206	1,401	2,457
Securities available-for-sale, Gross Unrealized Losses	1,145	1,166	827
Securities available-for-sale, Estimated Fair Value	119,835	153,153	280,190
Residential Pass-through | Issued by FNMA and FHLMC
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	252,723	267,035	120,597
Securities available-for-sale, Gross Unrealized Gains	1,543	1,499	2,045
Securities available-for-sale, Gross Unrealized Losses	2,137	3,206	935
Securities available-for-sale, Estimated Fair Value	252,129	265,328	121,707
Other Residential Mortgage-Backed Securities
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	44,969	48,076	75,861
Securities available-for-sale, Gross Unrealized Gains	293	375	738
Securities available-for-sale, Gross Unrealized Losses	778	890	1,022
Securities available-for-sale, Estimated Fair Value	44,484	47,561	75,577
Commercial Mortgage-Backed Securities
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	65,150	66,720	24,977
Securities available-for-sale, Gross Unrealized Losses	3,781	4,107	168
Securities available-for-sale, Estimated Fair Value	61,369	62,613	24,809
Mortgage-Backed Securities
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	482,616	534,749	499,995
Securities available-for-sale, Gross Unrealized Gains	3,042	3,275	5,240
Securities available-for-sale, Gross Unrealized Losses	7,841	9,369	2,952
Securities available-for-sale, Estimated Fair Value	477,817	528,655	502,283
Obligations of States and Municipal Subdivisions
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	422,500	438,655	119,295
Securities available-for-sale, Gross Unrealized Gains	2,742	870	3,212
Securities available-for-sale, Gross Unrealized Losses	14,819	28,713	187
Securities available-for-sale, Estimated Fair Value	410,423	410,812	122,320
Securities held-to-maturity, Amortized Cost	425	425	550
Securities held-to-maturity, Gross Unrealized Gains	31	38	44
Securities held-to-maturity, Estimated Fair Value	456	463	594
Other Securities
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	5,679	5,580	5,454
Securities available-for-sale, Gross Unrealized Gains	206	149	54
Securities available-for-sale, Gross Unrealized Losses	138	162	94
Securities available-for-sale, Estimated Fair Value	$ 5,747	$ 5,567	$ 5,414